INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	3 Months Ended
Sep. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

6.1.  Revenue from contracts with customers

	09/30/2023	09/30/2022
Sale of goods and services	115,628,792	126,113,636
Royalties	554,013	729,612
	116,182,805	126,843,248

Transactions of sales of goods and services with joint ventures and with shareholders and other related parties are reported in Note 15.

6.2.  Cost of sales

Item	09/30/2023	09/30/2022
Inventories as of the beginning of the period	111,990,145	78,759,610
Business combination	—	11,064,908
Purchases of the period	71,694,655	79,325,509
Production costs	7,123,255	8,440,830
Foreign currency translation	(226,797)	(236,263)
Subtotal	190,581,258	177,354,594
Inventories as of the end of the period (*)	(118,965,477)	(101,678,716)
Cost of sales	71,615,781	75,675,878

(*)Net of agricultural products.

6.3.  R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	09/30/2023	09/30/2022
Amortization of intangible assets	1,164,940	1,511,118
Analysis and storage	—	11,568
Import and export expenses	—	850
Depreciation of property, plant and equipment	157,808	142,373
Freight and haulage	3,917	5,300
Employee benefits and social securities	1,307,126	861,312
Maintenance	206,778	217,066
Energy and fuel	3,628	79,121
Supplies and materials	847,382	559,044
Mobility and travel	13,771	108,694
Share-based incentives	188,250	6,975
Professional fees and outsourced services	491,787	293,776
Office supplies	170,375	21,454
Information technology expenses	4,375	11,996
Insurance	21,049	10,537
Depreciation of leased assets	—	10,650
Miscellaneous	55	180
Total	4,581,241	3,852,014

	09/30/2023	09/30/2022
R&D capitalized (Note 5.8)	1,947,504	3,241,008
R&D profit and loss	4,581,241	3,852,014
Total	6,528,745	7,093,022

6.4.  Expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	09/30/2023
Amortization of intangible assets	30,478	1,551,788	1,582,266
Analysis and storage	570	153,473	154,043
Commissions and royalties	134,592	794,058	928,650
Import and export expenses	67,228	120,345	187,573
Depreciation of property, plant and equipment	643,006	442,589	1,085,595
Depreciation of leased assets	339,378	497,821	837,199
Impairment of receivables	—	352,920	352,920
Freight and haulage	643,877	2,989,094	3,632,971
Employee benefits and social securities	2,806,939	10,238,931	13,045,870
Maintenance	422,757	568,155	990,912
Energy and fuel	163,122	16,397	179,519
Supplies and materials	260,043	831,454	1,091,497
Mobility and travel	33,407	1,348,563	1,381,970
Publicity and advertising	—	1,161,498	1,161,498
Contingencies	—	27,109	27,109
Share-based incentives	275,432	5,729,986	6,005,418
Professional fees and outsourced services	509,450	1,575,982	2,085,432
Office supplies and registrations fees	149,888	370,770	520,658
Insurance	27,024	473,850	500,874
Information technology expenses	18,361	743,163	761,524
Obsolescence	505,285	—	505,285
Taxes	70,819	3,766,419	3,837,238
Miscellaneous	21,599	178,483	200,082
Total	7,123,255	33,932,848	41,056,103

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	09/30/2022
Amortization of intangible assets	43,456	922,258	965,714
Analysis and storage	5,425	113,265	118,690
Commissions and royalties	118,960	623,459	742,419
Import and export expenses	98,186	256,070	354,256
Depreciation of property, plant and equipment	746,609	493,111	1,239,720
Depreciation of leased assets	395,972	269,805	665,777
Impairment of receivables	—	156,053	156,053
Freight and haulage	241,533	3,474,028	3,715,561
Employee benefits and social securities	3,994,761	10,041,033	14,035,794
Maintenance	462,743	980,742	1,443,485
Energy and fuel	500,359	58,400	558,759
Supplies and materials	339,843	491,811	831,654
Mobility and travel	20,940	994,919	1,015,859
Publicity and advertising	—	1,888,497	1,888,497
Contingencies	—	2,448	2,448
Share-based incentives	100,206	120,170	220,376
Professional fees and outsourced services	674,014	4,610,610	5,284,624
Office supplies and registrations fees	32,546	289,467	322,013
Insurance	28,430	760,276	788,706
Information technology expenses	13,243	993,378	1,006,621
Obsolescence	539,382	79,107	618,489
Taxes	45,049	4,130,539	4,175,588
Miscellaneous	39,173	155,465	194,638
Total	8,440,830	31,904,911	40,345,741

6.5.  Other income or expenses, net

	09/30/2023	09/30/2022
Net result from commercialization of agricultural products	(1,316,393)	6,327
Expenses recovery	87,053	126,061
Other income or expenses, net	(2,295)	345,653
	(1,231,635)	478,041

6.6.  Finance results

	09/30/2023	09/30/2022
Financial costs
Interest expenses with the Parents (Note 15)	(97,063)	(149,734)
Interest expenses	(6,935,241)	(5,569,576)
Financial commissions	(629,553)	(1,060,537)
	(7,661,857)	(6,779,847)

Other financial results
Exchange differences generated by assets	(9,685,066)	(833,428)
Exchange differences generated by liabilities	10,335,537	6,322
Changes in fair value of financial assets or liabilities and other financial results	(151,646)	(569,032)
Net gain of inflation effect on monetary items	(380,960)	107,832
	117,865	(1,288,306)